Convertible debenture (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Convertible Debt [Abstract]
Balance, beginning	$ 1,065,565	$ 0	$ 0	$ 0
Issuance of convertible debenture	0		1,128,750	0
Interest and accretion expense	0		98,392	0
Interest paid	0	$ 0	392,623	0
Interest advanced	0		(88,821)	0
Foreign exchange adjustment	0		0	9,918
Balance, ending	$ 1,065,565		$ 1,065,565	$ 0